Expense Example, No Redemption (Vanguard Intermediate-Term Corporate Bond Index Fund Participant)	Vanguard Intermediate-Term Corporate Bond Index Fu Vanguard Intermediate-Term Corporate Bond Index Fund - Admiral Shares 9/1/2013 - 8/31/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	37
3 YEAR	64
5 YEAR	93
10 YEAR	178